Average Annual Total Returns (Blue Chip Growth Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series I, Blue Chip Growth Trust
Average Annual Total Returns
One Year	16.15%
Five Year	3.34%
Ten Year	1.26%
Date of Inception	Dec. 11, 1992
Series II, Blue Chip Growth Trust
Average Annual Total Returns
One Year	15.94%
Five Year	3.12%
Ten Year	1.09%
Date of Inception	Jan. 28, 2002
Series NAV, Blue Chip Growth Trust
Average Annual Total Returns
One Year	16.25%
Five Year	3.39%
Ten Year	1.29%
Date of Inception	Feb. 28, 2005